Provision For Environmental Rehabilitation	12 Months Ended
Dec. 31, 2013
Provision For Environmental Rehabilitation
17.	PROVISION FOR ENVIRONMENTAL REHABILITATION

The Group has made, and expects to make in the future, expenditures to comply with environmental laws and regulations, but cannot predict the full amount of such future expenditures. Estimated future reclamation costs are based principally on legal and regulatory requirements. The following is a reconciliation of the total liability for environmental rehabilitation:

	December 31, 2013	December 31, 2012
Provision for environmental rehabilitation
Opening balance	373.6	336.9
Addition to liabilities - continuing operations	10.3	6.3
Addition to liabilities - discontinued operations	—	11.8
Liabilities settled - continuing operations	(2.5)	(2.7)
Accretion of liability - continuing operations	10.4	13.9
Accretion of liability - discontinued operations	2.2	14.3
Yilgarn South asset purchase	55.0	—
Spin-off of Sibanye Gold	(154.9)	—
Foreign currency translation adjustment	(24.9)	(6.9)

Balance at close	269.2	373.6

* South African, Ghanaian, Australian and Peruvian mining companies are required by law to undertake rehabilitation works as part of their ongoing operations. These environmental rehabilitation costs are funded as follows:

- Ghana - secured cash deposits (refer note 14) and reclamation bonds underwritten by banks to secure estimated costs of rehabilitation,

- South Africa - contributions into environmental trust funds (refer note 14) and guarantees,

- Australia - unconditional bank-guaranteed performance bonds to secure the estimated costs, and

- Peru - guarantees with annual deposits for proper compliance with the Mine Closure Plan.

The provision is calculated using the following undiscounted closure cost estimates:

	December 31, 2013	December 31, 2012
South Africa	33.3	246.6
Ghana	83.3	79.3
Australia	196.6	125.1
Peru	42.0	41.4

Total closure cost estimate	355.2	492.4